CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and restricted cash	¥ 289,000	¥ 295,000
Loans receivable, net of credit impairment losses	601,346,000	556,112,000
Prepaid expenses and others	4,895,000	4,629,000
Total current assets	606,530,000	561,036,000
Property and equipment, net	37,754,000	39,228,000
Intangible asset	4,000	5,000
Total non-current assets	37,758,000	39,233,000
Total assets	644,288,000	600,269,000
Loans payable	161,439,000	161,439,000
Convertible notes payable	5,777,000	7,264,000
Salary and benefit payable	13,202,000	12,179,000
Income taxes payable	32,477,000	32,477,000
Interest payable	81,797,000	72,810,000
Other payable	29,330,000	25,942,000
Total current liabilities	324,022,000	312,111,000
Share capital	430,000	340,000
Additional paid-in capital	385,636,000	383,684,000
Statutory reserve	18,706,000	18,706,000
General risk reserve	9,180,000	9,180,000
Foreign currency translation reserve	(549,000)	(231,000)
Accumulated losses	(156,679,000)	(181,049,000)
Non-controlling interests in equity	63,542,000	57,528,000
Total shareholders' equity	320,266,000	288,158,000
Total equity and liabilities	¥ 644,288,000	¥ 600,269,000